Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of other receivables

	As of December 31, 2022	As of December 31, 2021

Receivable from divestment (1)	$-	$3,818,776
Employee advance	6,695	2,803
Others	772	250
Total other receivables	7,467	3,821,829
Other receivables – non-current	-	(1,830,603)
Other receivables – current	$7,467	$1,991,226
(1)	The balance of receivable from divestment represented the amount due from BPT, an unrelated third party. On January 1, 2018, the Company’s subsidiary, UGI entered into an investment agreement with BPT, to invest approximately $1.9 million (SGD 2,580,000) in BPT’s affordable home program in Indonesia. On March 1, 2021, both parties entered into a mutual termination agreement (“Agreement”) to terminate the investment agreement. Upon execution of this Agreement, BPT agreed to repay UGI’s investment amounted to $1,913,096 (SGD 2,580,000), and compensated UGI with the additional amount of $1,905,681(SGD 2,570,000). The Company recognized the compensation portion (the excess of the settled amount over the original invested amount) from investment as other income for the year ended December 31, 2021. In May 2022, the Company has collected approximately $0.9 million (SGD 1,200,000) and signed an installment payments agreement with the BPT to repay the remaining balance of approximately $2.8 million (SGD 3,950,000) in eight equal quarterly installments with annual interest rate of 3% beginning on July 31, 2022, October 31, 2022, January 31, 2023, April 30, 2023, July 31, 2023, October 31, 2023, January 31, 2024, and April 30, 2024. As of the date of the issuance of these financial statements, the Company has collected two scheduled quarterly installments of approximately $0.7 million (SGD 987,500). However, due to the skipped repayments from BPT on January 31, 2023 and forward, Company determined the remaining balance due from BPT is at risk and more likely than not the Company will be able to recover such balance. As a result, the Company fully wrote off the remaining balance of receivable from divestment due from BPT for the year ended December 31, 2022.

Schedule of other receivables allowance for doubtful accounts

Movements of allowance for doubtful accounts from other receivables are as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Beginning balance	$-	$-
Addition	2,209,825	-
Write-off	(2,209,825)	-
Ending balance	$-	$-